Leases (The Group as a lessee) (Carrying amount and movements of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Lease liabilities, at the beginning of period	¥ 5,482,346	¥ 4,712,670
New leases	3,193,836	2,201,755
Business Combination		91,595
Accretion of interest recognized during the year	374,244	275,810
Currency translation differences	(58,294)	(66,099)
Payments	(1,860,532)	(1,385,143)
Early termination	(192,233)	(348,242)
Lease liabilities, at the end of period	6,939,367	5,482,346
Analyzed into:
Current portion	800,521	1,676,711
Non-current portion	¥ 6,138,846	¥ 3,805,635